Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 9 – INTANGIBLE ASSETS, NET

As of December 31, 2020 and 2019, intangible assets, net consisted of the following:

	December 31, 2020	December 31, 2019
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(4,687)	(3,207)
Total intangible assets, net from continuing operations	10,113	11,593
Total intangible assets, net from discontinued operations	$-	$-

For the fiscal years ended December 31, 2020, 2019 and 2018, amortization expenses amounted to $1,480, $1,480 and $328,983, respectively.